Other Current Monetary Assets - Summary of Other Current Monetary Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Other Current Monetary Assets [Abstract]
Time deposits and negotiable certificates of deposit with maturities of more than three months	$ 4,596		$ 5,959
Repurchase agreements collateralized by bonds with maturities of more than three months	0		15
Others	1,528		1,524
Other current monetary assets	$ 6,124	$ 218	$ 7,498